Tax - Tax reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 13,347,000,000	$ 19,890,000,000	$ 17,167,000,000
Taxation at UK corporation tax rate of 19.00% (2018: 19.00%; 2017: 19.25%)	2,536,000,000	3,779,000,000	3,305,000,000
Impact of differently taxed overseas profits in overseas locations	253,000,000	264,000,000	407,000,000
– non-deductible goodwill write-down	1,421,000,000	0	0
– local taxes and overseas withholding taxes	484,000,000	437,000,000	618,000,000
– other permanent disallowables	481,000,000	396,000,000	400,000,000
– non-deductible UK customer compensation	382,000,000	16,000,000	166,000,000
– UK tax losses not recognised	364,000,000	435,000,000	70,000,000
– adjustments in respect of prior period liabilities	277,000,000	34,000,000	64,000,000
– bank levy	184,000,000	191,000,000	180,000,000
– impacts of hyperinflation	29,000,000	78,000,000	0
– UK banking surcharge	29,000,000	229,000,000	136,000,000
– non-UK movements in unrecognised deferred tax	12,000,000	32,000,000	(16,000,000)
– non-deductible regulatory settlements	5,000,000	153,000,000	(132,000,000)
– deferred tax remeasurement due to US federal tax rate reduction	0	0	1,288,000,000
– non-taxable income and gains	(844,000,000)	(691,000,000)	(766,000,000)
– effect of profits in associates and joint ventures	(467,000,000)	(492,000,000)	(481,000,000)
– deductions for AT1 coupon payments	(263,000,000)	0	0
– non-taxable gain on dilution of shareholding in SABB	(181,000,000)	0	0
– impact of changes in tax rates	(11,000,000)	17,000,000	49,000,000
– other items	(52,000,000)	(13,000,000)	0
Total tax expense	$ 4,639,000,000	$ 4,865,000,000	$ 5,288,000,000
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 19.00% (2018: 19.00%; 2017: 19.25%)	19.00%	19.00%	19.25%
Impact of differently taxed overseas profits in overseas locations	1.90%	1.30%	2.30%
– non-deductible goodwill write-down	10.70%	0.00%	0.00%
– local taxes and overseas withholding taxes	3.60%	2.20%	3.60%
– other permanent disallowables	3.60%	2.00%	2.30%
– non-deductible UK customer compensation	2.90%	0.10%	1.00%
– UK tax losses not recognised	2.70%	2.20%	0.40%
– adjustments in respect of prior period liabilities	2.10%	0.20%	0.40%
– bank levy	1.40%	1.00%	1.00%
– impacts of hyperinflation	0.20%	0.40%	0.00%
– UK banking surcharge	0.20%	1.10%	0.80%
– non-UK movements in unrecognised deferred tax	0.10%	0.20%	(0.10%)
– non-deductible regulatory settlements	0.00%	0.80%	(0.80%)
– deferred tax remeasurement due to US federal tax rate reduction	0.00%	0.00%	7.50%
– non-taxable income and gains	(6.30%)	(3.50%)	(4.40%)
– effect of profits in associates and joint ventures	(3.50%)	(2.50%)	(2.80%)
– deductions for AT1 coupon payments	(2.00%)	(0.00%)	(0.00%)
– non-taxable gain on dilution of shareholding in SABB	(1.30%)	(0.00%)	(0.00%)
– impact of changes in tax rates	(0.10%)	0.10%	0.30%
– other items	(0.40%)	(0.10%)	0.00%
Average effective tax rate	34.80%	24.50%	30.80%